SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
Financial information by reportable segment

	December 31,
	2012	2011	2010
Net operating revenues from external customers:
Russia	$10,832,400	$10,592,359	$9,381,845
Ukraine	1,160,155	1,104,488	1,056,591
Uzbekistan	270,743	439,277	446,530
Other	172,357	182,564	408,270

Total net operating revenues from external customers:	$12,435,655	$12,318,688	$11,293,236

Including revenue from mobile services	10,641,327	10,487,988	9,606,354
Including revenue from fixed line services	1,794,328	1,830,700	1,686,882

Intersegment operating revenues:
Russia	$37,973	$34,968	$27,136
Ukraine	50,788	43,020	22,191
Uzbekistan	3,766	1,712	1,440
Other	32,560	19,477	8,132

Total intersegment operating revenues:	$125,087	$99,177	$58,899

Impairment of goodwill, long-lived assets, and antimonopoly claims:
Uzbekistan	$1,029,160	—	—
Other	—	—	$137,823

Total impairment of goodwill, long-lived assets, and antimonopoly claims (Note 4, 5):	$1,029,160	$—	$137,823

Depreciation and amortization expense:
Russia	$1,810,502	$1,750,395	$1,417,506
Ukraine	307,939	346,336	355,375
Uzbekistan	88,671	155,086	118,076
Other	67,758	83,387	109,539

Total depreciation and amortization expense	$2,274,870	$2,335,204	$2,000,496

Operating income/(loss):
Russia	$2,945,628	$2,776,030	$2,674,786
Ukraine	307,622	202,001	143,304
Uzbekistan	(1,009,930)	76,305	130,672
Other	(243,641)	(244,877)	(215,492)
Intercompany eliminations	(3,618)	(574)	1,289

Net operating income	$1,996,061	$2,808,885	$2,734,559

Net operating income	$1,996,061	$2,808,885	$2,734,559
Currency exchange and transaction loss (gain)	(102,786)	158,066	(20,238)
Interest income	(84,359)	(62,559)	(84,396)
Interest expense	568,184	656,898	777,287
Equity in net income of associates	(27,929)	(49,443)	(70,649)
Other expense, net	23,164	6,571	66,924

Income before provision for income taxes and noncontrolling interest	$1,619,787	$2,099,352	$2,065,631

	2012	2011
Additions to long-lived assets:
Russia	$2,503,079	$2,330,163
Ukraine	156,891	140,354
Uzbekistan	60,921	138,534
Other	45,371	108,606

Total additions to long-lived assets	$2,766,262	$2,717,657

Long-lived assets(1):
Russia	$9,921,503	$8,615,865
Ukraine	757,074	925,794
Uzbekistan	307,472	950,200
Other	380,383	430,652

Total long-lived assets	$11,366,432	$10,922,511

Total assets:
Russia	$12,891,829	$12,416,388
Ukraine	1,253,091	1,257,135
Uzbekistan	369,452	1,140,878
Other	465,476	512,735

Total assets	$14,979,848	$15,327,136

(1)
Comprises property, plant and equipment, licenses, goodwill and other intangible assets.